Repurchase Agreements: (Tables)	12 Months Ended
Dec. 31, 2012
Repurchase Agreements: [Abstract]
Cost and maturities of the Company's repurchase agreements

2012
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,508	1.08%		Overnight

Total	$43,508	2.35%

2011
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,080	0.88%		Overnight

Total	$43,080	2.15%